ActivePassive International Equity ETF
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.79%
Automobiles & Components - 3.14%
BYD Co. Ltd. - ADR	3,080	$185,816
Honda Motor Co. Ltd. - ADR	40,920	1,162,537
Toyota Motor Corp. - ADR	5,060	688,818
Valeo - ADR	4,620	44,953
		2,082,124
Banks - 11.65%
Banco BBVA Argentina SA - ADR	13,750	60,225
Banco Bilbao Vizcaya Argentaria SA - ADR	66,440	433,189
Banco de Chile - ADR	5,060	102,212
Banco Itau Chile SA - ADR	10,450	36,262
Banco Macro SA - ADR	1,760	30,906
Banco Santander SA - ADR	121,440	389,822
Barclays PLC - ADR	44,110	331,707
BNP Paribas SA - ADR	1,449	42,050
China Construction Bank Corp. - ADR	76,120	973,574
Commonwealth Bank of Australia - ADR	5,390	339,408
Credicorp Ltd. (b)	70	9,062
HDFC Bank Ltd. - ADR	10,450	672,980
HSBC Holdings PLC - ADR	21,450	789,789
ICICI Bank Ltd. - ADR	15,950	365,574
ING Groep NV - ADR	42,570	522,334
KB Financial Group, Inc. - ADR	330	11,880
Lloyds Banking Group PLC - ADR	70,180	152,291
Mitsubishi UFJ Financial Group, Inc. - ADR	29,590	195,590
Mizuho Financial Group, Inc. - ADR	201,410	588,117
NatWest Group PLC - ADR (a)	46,750	302,473
Shinhan Financial Group Co Ltd. - ADR	12,100	317,625
Sumitomo Mitsui Financial Group, Inc. - ADR	86,900	700,414
Swedbank AB - ADR	3,080	47,216
UniCredit SpA - ADR	23,100	221,760
United Overseas Bank Ltd. - ADR	1,430	59,016
Woori Financial Group, Inc. - ADR	1,210	32,452
		7,727,928
Capital Goods - 8.70%
ABB Ltd. - ADR	39,270	1,431,392
Airbus SE - ADR	13,640	447,392
Alstom SA - ADR	124,740	339,293
Ashtead Group PLC - ADR	834	201,736
Daikin Industries Ltd. - ADR	12,049	228,329
Embraer SA - ADR (a)	3,080	45,830
FANUC Corp. - ADR	23,281	396,941
KION Group AG - ADR	16,060	139,407
Rolls-Royce Holdings PLC - ADR (a)	186,780	326,865
Schneider Electric SE - ADR	27,060	932,217
Siemens AG - ADR	13,200	1,083,720
Techtronic Industries Co. Ltd. - ADR	2,200	102,234
Vinci SA - ADR	3,410	96,980
		5,772,336
Commercial & Professional Services - 2.37%
RELX PLC - ADR	38,064	1,191,403
Rentokil Initial PLC - ADR	6,820	270,959
Teleperformance - ADR	1,430	107,436
		1,569,798
Consumer Discretionary Distribution & Retail - 4.00%
Alibaba Group Holding Ltd. - ADR (a)	10,340	822,546
Fast Retailing Co. Ltd. - ADR (a)	6,997	163,380
Industria de Diseno Textil SA - ADR	38,749	658,733
JD.com, Inc. - ADR	3,740	121,924
Jumia Technologies AG - ADR (a)	17,380	48,490
MINISO Group Holding Ltd. - ADR	990	15,048
MYT Netherlands Parent BV - ADR (a)	18,920	78,518
Naspers Ltd. - ADR	6,050	182,468
Pan Pacific International Holdings Corp. - ADR	10,450	177,964
PDD Holdings, Inc. - ADR (a)	3,740	244,297
Vipshop Holdings Ltd. - ADR (a)	9,680	138,618
		2,651,986
Consumer Durables & Apparel - 4.52%
Cie Financiere Richemont SA - ADR	446	7,082
Hermes International - ADR	3,300	673,794
Kering SA - ADR	872	46,547
LVMH Moet Hennessy Louis Vuitton SE - ADR	7,755	1,357,824
Samsonite International SA - ADR (a)	13,310	169,005
Sony Group Corp. - ADR	7,920	742,104
		2,996,356
Consumer Services - 2.41%
Amadeus IT Group SA - ADR (a)	1,941	139,577
Carnival PLC - ADR (a)	1,760	17,547
Compass Group PLC - ADR	14,058	383,923
Gaotu Techedu, Inc. - ADR (a)	990	2,336
InterContinental Hotels Group PLC - ADR	1,980	131,373
Meituan - ADR (a)	9,570	267,673
New Oriental Education & Technology Group, Inc. - ADR (a)	1,650	62,156
Pearson PLC - ADR	22,110	217,784
Sands China Ltd. - ADR (a)	550	17,710
Sunlands Technology Group - ADR	1,760	5,597
TAL Education Group - ADR (a)	5,720	31,060
Trip.com Group Ltd. - ADR (a)	6,160	194,533
Yum China Holdings, Inc.	2,200	124,212
		1,595,481
Consumer Staples Distribution & Retail - 0.10%
Carrefour SA - ADR	18,480	67,637
Energy - 3.87%
BP PLC - ADR	12,665	426,937
Eni SpA - ADR	15,180	403,181
Equinor ASA - ADR	4,070	103,093
Petroleo Brasileiro SA - ADR	9,350	107,899
Shell PLC - ADR	13,090	733,040
Tenaris SA - ADR	660	16,342
TotalEnergies SE - ADR	9,828	553,316
Vista Energy SAB de CV - ADR (a)	1,430	29,558
Woodside Energy Group Ltd. - ADR	7,040	155,443
YPF SA - ADR (a)	3,520	38,685
		2,567,494
Financial Services - 3.45%
Adyen NV - ADR (a)	9,900	161,964
AMTD IDEA Group - ADR (a)	43,450	65,610
Deutsche Bank AG (b)	9,680	98,058
FinVolution Group - ADR	19,580	75,579
Futu Holdings Ltd. - ADR (a)	1,100	40,546
Jiayin Group, Inc. - ADR (a)	7,150	43,973
London Stock Exchange Group PLC - ADR	6,710	180,902
Nomura Holdings, Inc. - ADR	80,960	284,170
ORIX Corp. - ADR	8,250	696,299
Qifu Technology, Inc. - ADR	3,410	46,888
UBS Group AG (b)	25,080	474,262
Worldline SA/France - ADR (a)	5,940	115,889
X Financial - ADR (a)	1,320	4,422
Yiren Digital Ltd. - ADR (a)	1,100	2,222
		2,290,784
Food, Beverage & Tobacco - 6.02%
Anheuser-Busch InBev SA/NV - ADR	6,682	356,819
British American Tobacco PLC - ADR	16,023	508,089
Coca-Cola Femsa SAB de CV - ADR	3,520	291,526
Danone SA - ADR	15,180	180,338
Diageo PLC - ADR	2,437	409,465
Embotelladora Andina SA - ADR	6,820	84,841
Embotelladora Andina SA - ADR	4,620	71,610
Fomento Economico Mexicano SAB de CV - ADR	2,420	243,476
Kerry Group PLC - ADR	1,980	194,297
Nestle SA - ADR	12,083	1,434,615
Oatly Group AB - ADR (a)	6,160	9,733
Pernod Ricard SA - ADR	4,892	211,579
		3,996,388
Health Care Equipment & Services - 0.87%
EDAP TMS SA - ADR (a)	8,360	83,182
Fresenius Medical Care AG & Co KGaA - ADR	3,740	80,148
Koninklijke Philips NV - ADR	11,372	214,705
Smith & Nephew PLC - ADR	2,090	62,491
Terumo Corp. - ADR	4,510	136,845
		577,371
Household & Personal Products - 3.81%
Haleon PLC - ADR	8,470	68,099
Kose Corp. - ADR	7,040	140,659
L'Oreal SA - ADR	12,760	1,090,086
Reckitt Benckiser Group PLC - ADR	12,830	201,303
Unilever PLC - ADR	20,570	1,027,266
		2,527,413
Insurance - 2.37%
AIA Group Ltd. - ADR	12,803	493,940
Allianz SE - ADR	21,017	449,343
AXA SA - ADR	4,338	122,722
Legal & General Group PLC - ADR	2,333	33,759
Ping An Insurance Group Co of China Ltd. - ADR	14,300	181,181
Prudential PLC - ADR	8,221	217,281
Zurich Insurance Group AG - ADR	1,540	72,149
		1,570,375
Materials - 5.82%
Air Liquide SA - ADR	2,346	78,638
Akzo Nobel NV - ADR	5,830	147,091
ArcelorMittal SA - ADR	11,220	279,939
BHP Group Ltd. - ADR	15,730	863,577
Cemex SAB de CV - ADR (a)	13,750	82,500
CRH PLC - ADR	14,080	669,363
Gold Fields Ltd. - ADR	2,310	34,927
Grupo Simec SAB de CV - ADR (a)	880	28,266
James Hardie Industries PLC - ADR	7,920	194,832
Loma Negra Cia Industrial Argentina SA - ADR	220	1,349
POSCO Holdings, Inc. - ADR	3,740	253,871
Rio Tinto PLC - ADR	8,771	517,928
Sasol Ltd. - ADR	3,850	44,506
Sika AG - ADR	8,300	227,171
Sociedad Quimica y Minera de Chile SA - ADR	1,320	84,704
Suzano SA - ADR	5,170	45,858
Ternium SA - ADR	1,540	57,457
Vale SA - ADR	19,690	249,669
		3,861,646
Media & Entertainment - 3.29%
Autohome, Inc. - ADR	2,530	72,409
Baidu, Inc. - ADR (a)	2,090	256,756
Criteo SA - ADR (a)	2,310	73,666
Gravity Co. Ltd. - ADR (a)	770	42,450
Hello Group, Inc. - ADR	4,950	39,947
iQIYI, Inc. - ADR (a)	330	1,340
JOYY, Inc. - ADR	110	2,728
NetEase, Inc. - ADR	1,760	149,741
Sea Ltd. - ADR (a)	2,090	119,987
Sohu.com Ltd. - ADR (a)	3,850	43,582
Tencent Holdings Ltd. - ADR	33,348	1,318,245
Tencent Music Entertainment Group - ADR (a)	1,650	11,451
Trivago NV - ADR (a)	14,850	17,523
WPP PLC - ADR	440	23,395
Yalla Group Ltd. - ADR (a)	1,650	6,947
		2,180,167
Pharmaceuticals, Biotechnology & Life Sciences - 12.25%
Abcam PLC - ADR (a)	2,420	39,083
Amarin Corp. PLC - ADR (a)	25,190	29,472
Argenx SE - ADR (a)	110	42,757
AstraZeneca PLC - ADR	14,080	1,028,966
Avadel Pharmaceuticals PLC - ADR (a)	770	10,665
Bayer AG - ADR	6,710	93,806
BeiGene Ltd. - ADR (a)	220	48,605
BioNTech SE - ADR	660	69,353
Calliditas Therapeutics AB - ADR (a)	880	15,013
Cellectis SA - ADR (a)	9,020	17,138
DBV Technologies SA - ADR (a)	16,940	33,033
Dr Reddy's Laboratories Ltd. - ADR	6,160	339,970
Evotec SE - ADR (a)	4,950	53,807
Genfit SA - ADR (a)	13,530	55,067
Genmab A/S - ADR (a)	14,080	552,077
Grifols SA - ADR (a)	4,180	34,443
GSK PLC - ADR	8,250	277,200
HUTCHMED China Ltd. - ADR (a)	1,100	13,200
Immutep Ltd. - ADR (a)	17,490	33,144
Innate Pharma SA - ADR (a)	6,380	18,374
Lonza Group AG - ADR	5,280	332,133
Mereo Biopharma Group PLC - ADR (a)	7,700	7,777
Mesoblast Ltd. - ADR (a)	5,610	18,962
Novartis AG - ADR	13,230	1,273,387
Novo Nordisk A/S - ADR	7,334	1,176,813
Olink Holding AB - ADR (a)	990	19,285
Roche Holding AG - ADR	21,340	844,851
Sanofi - ADR	14,300	729,586
Silence Therapeutics PLC - ADR (a)	440	2,336
Takeda Pharmaceutical Co. Ltd. - ADR	56,320	892,109
Teva Pharmaceutical Industries Ltd. - ADR (a)	2,860	20,592
		8,123,004
Real Estate Management & Development - 0.22%
IRSA Inversiones y Representaciones SA - ADR	14,740	89,767
KE Holdings, Inc. - ADR (a)	3,850	54,824
		144,591
Semiconductors & Semiconductor Equipment - 6.19%
ASE Technology Holding Co. Ltd. - ADR	25,960	197,815
ASML Holding NV - ADR	1,631	1,179,099
ChipMOS Technologies, Inc. - ADR	2,090	53,462
Daqo New Energy Corp. - ADR (a)	1,100	39,545
Himax Technologies, Inc. - ADR	4,290	29,515
Sequans Communications SA - ADR (a)	21,230	44,795
STMicroelectronics NV - ADR	9,350	406,164
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	19,360	1,908,702
Tokyo Electron Ltd. - ADR	660	44,821
United Microelectronics Corp. - ADR	24,860	205,344
		4,109,262
Software & Services - 2.63%
AMTD Digital, Inc. - ADR (a)	2,970	19,454
Capgemini SE - ADR	4,070	143,101
Endava PLC - ADR (a)	880	42,944
Materialise NV - ADR (a)	440	4,101
Nice Ltd. - ADR (a)	1,540	317,148
Opera Ltd. - ADR	7,260	114,272
SAP SE - ADR	8,244	1,075,347
Xunlei Ltd. - ADR (a)	20,350	27,269
		1,743,636
Technology Hardware & Equipment - 1.55%
Logitech International SA (b)	2,860	182,582
Murata Manufacturing Co Ltd. - ADR	23,430	342,313
Nano Dimension Ltd. - ADR (a)	23,980	57,792
Nokia Oyj - ADR	80,300	322,003
Telefonaktiebolaget LM Ericsson - ADR	24,090	124,304
		1,028,994
Telecommunication Services - 4.01%
America Movil SAB de CV - ADR (a)	10,890	231,521
Deutsche Telekom AG - ADR	31,790	705,420
KT Corp. - ADR	8,250	97,515
Nippon Telegraph & Telephone Corp. - ADR	22,220	631,715
Orange SA - ADR	46,530	559,756
SK Telecom Co. Ltd. - ADR	9,240	193,116
Telefonica SA - ADR	22,990	96,098
Turkcell Iletisim Hizmetleri AS - ADR	17,270	71,498
Vodafone Group PLC - ADR	7,920	75,082
		2,661,721
Transportation - 1.90%
Aena SME SA - ADR	6,923	107,930
Canadian National Railway Co. (b)	783	88,268
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	660	54,549
Grupo Aeroportuario del Pacifico SAB de CV - ADR	550	97,257
Grupo Aeroportuario del Sureste SAB de CV - ADR	990	277,547
Ryanair Holdings PLC - ADR (a)	5,828	612,405
ZTO Express Cayman, Inc. - ADR	880	22,211
		1,260,167
Utilities - 2.66%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	1,210	12,608
Cia Energetica de Minas Gerais - ADR	4,290	14,715
Enel Chile SA - ADR	37,620	105,336
Enel SpA - ADR	34,430	214,499
Iberdrola SA - ADR	1,430	69,898
National Grid PLC - ADR	16,940	1,174,789
Pampa Energia SA - ADR (a)	1,870	69,190
RWE AG - ADR	2,420	101,471
		1,762,506
TOTAL COMMON STOCKS (Cost $67,506,777)		64,869,165

PREFERRED STOCKS - 0.68%
Banks - 0.14%
Banco Bradesco SA - ADR, 6.1927% (c)	11,791	36,316
Bancolombia SA - ADR, 10.433% (c)	1,320	30,901
Itau Unibanco Holding SA - ADR, 4.687% (c)	5,500	28,270
		95,487
Energy - 0.33%
Petroleo Brasileiro SA - ADR, 20.688% (c)	21,120	217,113
Materials - 0.17%
Gerdau SA - ADR, 13.611% (c)	24,530	115,782
Utilities - 0.04%
Cia Energetica de Minas Gerais - ADR, 10.073% (c)	11,440	25,969
TOTAL PREFERRED STOCKS (Cost $451,461)		454,351

SHORT-TERM INVESTMENTS - 1.40%
First American Government Obligations Fund, Class X, 4.965% (d)	927,434	927,434
TOTAL SHORT-TERM INVESTMENTS (Cost $927,434)		927,434

Total Investments (Cost $68,885,672) - 99.88%		66,250,950
Other Assets in Excess of Liabilities - 0.12%		82,612
TOTAL NET ASSETS - 100.00%		$66,333,562

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Perpetual preferred stock with no stated maturity.
(d)	The rate shown represents the seven day yield at May 31, 2023.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$64,553,909	$315,256	$-	$64,869,165
Preferred Stocks*	454,351	-	-	454,351
Total Equity	65,008,260	315,256	-	65,323,516
Money Market Funds	927,434	-	-	927,434
Total Investments in Securities	$65,935,694	$315,256	$-	$66,250,950

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended May 31, 2023.